Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov. 01, 2012
Supplement [Text Block]	jpmt34_SupplementTextBlock
J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid Multi Cap Fund
(All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated February 15, 2013
to the Prospectus dated November 1, 2012, as supplemented

The Board of Trustees of JPMorgan Trust I has approved changing the name of the JPMorgan Intrepid Multi Cap Fund to the “JPMorgan Intrepid Advantage Fund” effective February 28, 2013.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMorgan Intrepid Multi Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt34_SupplementTextBlock
J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid Multi Cap Fund
(All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated February 15, 2013
to the Prospectus dated November 1, 2012, as supplemented

The Board of Trustees of JPMorgan Trust I has approved changing the name of the JPMorgan Intrepid Multi Cap Fund to the “JPMorgan Intrepid Advantage Fund” effective February 28, 2013.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE